Revenue - Summary of revenue by geographic area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenue by geographic area
Revenue	€ 240,498	€ 291,864	[1]	€ 386,976	[1]
North America
Revenue by geographic area
Revenue	116,048	123,786		142,765
EMEA
Revenue by geographic area
Revenue	90,529	114,667		169,175
Greater China
Revenue by geographic area
Revenue	19,487	33,882		53,153
Other Asia
Revenue by geographic area
Revenue	€ 14,434	€ 19,529		€ 21,883

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).